Financial Risks - Schedule of Credit Risk Concentration - Mortgage Loans (Detail) - Mortgage loans [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 38,244	€ 37,750
Agricultural mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	59	69
Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,169	4,383
Industrial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,240	1,266
Office mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,625	1,395
Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,390	1,583
Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	248	302
Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	29,514	28,752
Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	8,706	8,956
Americas [member] | Agricultural mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	59	69
Americas [member] | Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,169	4,383
Americas [member] | Industrial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,240	1,266
Americas [member] | Office mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,624	1,395
Americas [member] | Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,383	1,575
Americas [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	223	258
Americas [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	8	9
The Netherlands [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	29,537	28,793
The Netherlands [member] | Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	7	8
The Netherlands [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	25	43
The Netherlands [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	29,505	28,742
International [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
International [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	261	259
Past due and impaired [member] | Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	86	94
Past due and impaired [member] | Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
Past due and impaired [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
Past due and impaired [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 173	€ 163